Offsets	Aug. 12, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CHEVRON CORP
Form or Filing Type	S-4
File Number	333-273642
Initial Filing Date	Aug. 03, 2023
Fee Offset Claimed	$ 42,681.44
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	5.750% Senior Secured Notes due 2026
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 387,308,892.92
Termination / Withdrawal Statement	Chevron Corporation ("Chevron") and Chevron U.S.A. Inc., a direct, wholly owned subsidiary of Chevron ("CUSA"), previously filed a Registration Statement on Form S-4 with the Securities and Exchange Commission on August 3, 2023 (File No. 333-273642), as amended by Amendment No. 1 filed on August 15, 2023 (the "Prior Registration Statement"), which registered $750,000,000 aggregate principal amount of its 5.750% Senior Secured Notes due 2026. In connection with the Prior Registration Statement, Chevron and CUSA paid a filing fee of $82,650.00, calculated in accordance with Rule 457(o) under the Securities Act. No securities were sold pursuant to the Prior Registration Statement. On August 25, 2023, Chevron and CUSA withdrew the Prior Registration Statement, leaving $82,650.00 in previously paid fees available for future offset. On November 7, 2024, Chevron filed a Form S-3 and, in accordance with Rule 457(p) under the Securities Act used $9,340.19 of the unused filing fees leaving a remaining balance of $73,309.81 of unused fees. On July 18, 2025, Chevron filed a Form S-3 and, in accordance with Rule 457(p) under the Securities Act, used $1,441.60 of the unused filing fees leaving a remaining balance of $71,868.21 of unused fees. On July 18, 2025, Chevron filed a Form S-8 and, in accordance with Rule 457(p) under the Securities Act, used $29,186.77 of the unused filing fees leaving a remaining balance of $42,681.44 of unused fees. In accordance with Rule 457(p) under the Securities Act, Chevron and CUSA are using the remaining unused filing fees of $42,681.44 to offset a portion of the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CHEVRON CORP
Form or Filing Type	S-4
File Number	333-273642
Filing Date	Aug. 03, 2023
Fee Paid with Fee Offset Source	$ 42,681.44